Changes in Carrying Amount of Goodwill by Segment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Goodwill [Line Items]
Balance at beginning of year	$ 183.9	$ 188.7
Translation adjustments	(6.5)	(4.8)
Balance at end of year	177.4	183.9
Services
Goodwill [Line Items]
Balance at beginning of year	75.2	80.0
Translation adjustments	(6.5)	(4.8)
Balance at end of year	68.7	75.2
Technology
Goodwill [Line Items]
Balance at beginning of year	108.7	108.7
Balance at end of year	$ 108.7	$ 108.7